Financial Instruments (Details)	12 Months Ended
Aug. 31, 2021
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Valuation Technique	The fair value of the warrant liabilities at the year-end has been calculated using a Black-Scholes pricing model combined with a discounted cash flow methodology.
Key Inputs	Key observable inputs · Share price (August 31, 2021: $0.41, August 31, 2020: $0.835) · Risk-free interest rate (August 31, 2021: 0.19% to 0.67%, August 31, 2020: 0.15%) · Dividend yield (August 31, 2021: 0%, August 31, 2020: 0%) Key unobservable inputs · Expected volatility (August 31, 2021: 60% to 70%, August 31, 2020: 51%)
Inter-relationship between significant inputs and fair value measurement	The estimated fair value would increase (decrease) if: · The share price was higher (lower) · The risk-free interest rate was higher (lower) · The dividend yield was lower (higher) · The expected volatility factor was higher (lower) · The credit spread was lower (higher)
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Valuation Technique	The fair value of the convertible debt during the period was calculated using a binomial lattice methodology.
Key Inputs	Key observable inputs* · Share price (August 31, 2021: $0.623 to $0.828, August 31, 2020: $ 0.835) · Risk-free interest rate (August 31, 2021: 0.10% to 0.16%, August 31, 2020: 0.13% to 0.15%) · Dividend yield (August 31, 2021: 0%, August 31, 2020: 0%) Key unobservable inputs* · Discount for lack of marketability (DLOM) (August 31, 2021: 5%-15%, August 31, 2020: 20%-21%)
Inter-relationship between significant inputs and fair value measurement	The estimated fair value would increase (decrease) if: · The share price was higher (lower) · The risk-free interest rate was higher (lower) · The dividend yield was lower (higher) · The discount for lack of marketability was lower (higher)